UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-07470

EAGLE SERIES TRUST
 (Exact name of Registrant as Specified in Charter)

880 Carillon Parkway
St. Petersburg, FL 33716
(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

SUSAN L. WALZER, PRINCIPAL EXECUTIVE OFFICER
880 Carillon Parkway
St. Petersburg, FL 33716
(Name and Address of Agent for Service)

Copy to:
KATHY KRESCH INGBER, ESQ.
K&L Gates LLP
1601 K Street, NW
Washington, D.C.  20006

 Date of fiscal year end: October 31

Date of reporting period: April 30, 2013

EXPLANATORY NOTE

The Registrant is filing this amendment (the “Amendment”) to its Certified Shareholder Report on Form N-CSR filed with the Securities and Exchange Commission on June 28, 2013 (the “Report”) to supplement Item 1 “Report to Stockholders.” The purpose of the Amendment is to add a discussion of the Board of Trustees’ considerations in approving investment advisory and subadvisory agreements.

Except as otherwise noted above, the Report was accurate, timely distributed to shareholders and contained all information required to be included in such reports by the Registrant’s registration statement form under the Investment Company Act of 1940, as amended, pursuant to Rule 30e-1(a) thereunder.

Items 1 through 11 and Item 12(a)(1) to this Amendment to the Registrant’s Form N-CSRS are incorporated by reference from the Form N-CSRS filed on EDGAR on June 28, 2013 (Accession Number 0001193125-13-276079).

Approval of Investment Advisory and Subadvisory Agreements

               Overview  |  At a meeting held on November 16, 2012, the Board of Trustees for the Eagle Series Trust, including its independent members, approved an investment advisory agreement between the Eagle Series Trust, on behalf of two new series of the Eagle Series Trust, the Eagle International Stock Fund (“International Stock Fund”) and the Eagle Small Cap Stock Fund (“Small Cap Stock Fund”), and Eagle Asset Management, Inc. (“Eagle”).

At a meeting held on February 13, 2013, the Boards of Trustees for the Eagle Capital Appreciation Fund and the Eagle Series Trust, including their independent members, approved new subadvisory agreements between Eagle and ClariVest Asset Management LLC (“ClariVest” or “Subadviser”) with respect to the Eagle Capital Appreciation Fund (“Capital Appreciation Fund”) and the International Stock Fund.

Each of the Funds mentioned is referred to as a “Fund,” and collectively, “the Funds.” The Boards of Trustees are collectively referred to as “the Board.”  References to the Board’s consideration of the advisory agreement with Eagle refer only to the International Stock Fund and Small Cap Stock Fund.  References to the Board’s consideration of the subadvisory agreements with ClariVest refer only to the Capital Appreciation Fund and International Stock Fund.  The investment advisory and subadvisory agreements are each referred to herein as an “Agreement” and collectively, the “Agreements.” The meetings held on November 16, 2012 and February 13, 2013 are referred to herein collectively as the “Meetings.”

In approving the Agreements, the Board took into consideration information regarding the Funds furnished for the Board’s review and consideration.  The Board has been provided with information and reports relevant to the approval of the Agreements, including: information regarding the services and support to be provided to the Funds and its shareholders by Eagle and ClariVest; information regarding the performance of comparable accounts managed by Eagle or ClariVest (“Comparable Accounts”) for each Fund; and a presentation by each Fund’s proposed portfolio managers addressing Eagle’s and ClariVest’s investment philosophies, investment strategies, personnel and operations as they relate to the Funds.

As part of the approval process, the Board, with the assistance of independent legal counsel, requested and received reports containing substantial and detailed information regarding the Funds, Eagle and ClariVest.  Among other matters, these reports included information on: (1) the nature and extent of the advisory and other services to be provided by Eagle and ClariVest; (2) Eagle’s and ClariVest’s personnel; (3) Eagle’s and ClariVest’s financial condition; (4) the compliance programs and records of Eagle and ClariVest; (5) the performance of the Comparable Accounts as compared to appropriate benchmarks; (6) the proposed advisory and subadvisory fee rates for each Fund; (7) the anticipated effect of growth and size on each Fund’s expenses; (8) benefits to be realized by ClariVest, Eagle and their respective affiliates; and (9) the estimated profitability and losses to ClariVest and Eagle under the Agreement.  The Board posed questions to various management personnel of Eagle and ClariVest regarding certain key aspects of the materials submitted in support of the approval of the Agreements.

With respect to the approval of the Agreements, the Board considered the overall fairness of the Agreements and factors it deemed relevant with respect to the Funds, including, but not limited to: (1) the nature, extent and quality of services to be provided to each Fund; (2) the investment performance of the Comparable Accounts; (3) the costs of the services to be provided to each Fund and the expected profits and losses to be realized by ClariVest, Eagle and their respective affiliates from their relationships with the Funds; (4) the extent to which economies of scale will be realized as each Fund grows; (5) whether the level of fee rates reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered into by Eagle and ClariVest with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived by ClariVest, Eagle and their respective affiliates from their relationship with the Funds.

Provided below is a discussion of the factors the Board considered at the Meetings to form the basis of its approval of the Agreements.  The Board did not identify any particular information that was most relevant to its consideration to approve the Agreements and each Trustee may have accorded different weight to the various factors.

Nature, Extent and Quality of Services  |  The Board considered that Eagle is experienced in serving as investment adviser for the Eagle Capital Appreciation Fund, the Eagle Growth & Income Fund and the series that comprise the Eagle Series Trust (collectively, the “Eagle Mutual Funds”), and has provided a continuous investment program, including investment selection, credit review and market analysis among other matters, for the Eagle Mutual Funds.  The Board noted that Eagle oversees and monitors the performance and services provided by the various subadvisers, J.P. Morgan Chase Bank, N.A. and its affiliates, a third-party that provides sub-administration, transfer agent, fund accounting and custody services to the Eagle Mutual Funds, and U.S. Bancorp Fund Services, LLC, which provides certain sub-transfer agent services to the Eagle Mutual Funds.  The Board considered that ClariVest serves as a subadviser for two mutual funds, other than the Capital Appreciation Fund and International Stock Fund, and manages Comparable Accounts.  In addition, the Board noted that Eagle will be responsible for oversight of compliance with each Fund’s policies and objectives, review of brokerage matters, oversight of each Fund’s compliance with applicable law, and implementation of Board directives as they relate to each Fund.

The Board reviewed Eagle’s and ClariVest’s investment strategies for each Fund. The Board considered that Eagle and ClariVest will be responsible for making investment decisions on behalf of the relevant Funds and placing all orders for the purchase and sale of investments for the Funds with brokers or dealers.  In this connection, the Board considered information regarding the background and experience of Eagle and ClariVest personnel who will provide services to the Funds, including that certain members of the portfolio management team who will manage the Capital Appreciation Fund and International Stock Fund are owners and founders of ClariVest.  The Board also considered that each of the ClariVest portfolio managers has prior experience as a portfolio manager and/or analyst at other investment management firms and the International Stock Fund’s assistant portfolio manager has experience with quantitative models and the implementation of risk control strategies.  In addition, the Board considered Eagle’s and ClariVest’s representations that they had not encountered any material compliance matters during the last year and Eagle’s and ClariVest’s certification as to the adequacy of its compliance program. The Board also considered financial information regarding Eagle and ClariVest.

Investment Performance  |  With respect to each Fund, the Board considered comparisons of the performance of Comparable Accounts with appropriate benchmarks for the Comparable Accounts’ one-, three-, five-year and since inception time periods, as applicable.  With respect to the Small Cap Stock Fund, the Board considered that, for the period ended July 31, 2012, the gross and net performance of the Comparable Accounts managed by Eagle outperformed the benchmark index in the two-, three-, five-year and since inception periods, but trailed the index during the one-year period.

With respect to the International Stock Fund, the Board considered that, for the period ended December 31, 2012, the Comparable Accounts managed by ClariVest outperformed the benchmark index for the one-, three-, five-year and since inception periods (gross of fees).  The Board also considered the performance of peer group funds for the period ended January 31, 2013, but noted that the data provided were for different reporting periods.

With respect to the Capital Appreciation Fund, the Board considered that for the period ended December 31, 2012, the Comparable Accounts managed by ClariVest outperformed the benchmark index for the three-year and since inception periods and underperformed the benchmark index for the one- and five-year periods.  The Board also considered that, for the period ended December 31, 2012, the Comparable Accounts out-performed the Fund for the three-year and five-year periods, but underperformed the Fund for the one year period (gross of fees).  In addition, the Board compared the performance of the Comparable Accounts for the period ended December 31, 2012 to the performance of peer group funds for the period ended January 31, 2013, but noted that the data provided were for different reporting periods.

Fees and Expenses  |  With respect to the International Stock Fund and Small Cap Stock Fund, the Board considered the proposed advisory fee rate payable by each Fund to Eagle under the applicable Agreement and the proposed Rule 12b-1 fees.  The Board also considered comparisons of each Fund’s projected expense ratio (with and without Rule 12b-1 fees) to the average expense ratio of a peer group of comparable mutual funds.  In addition, the Board noted that Eagle had undertaken contractual expense limitations with respect to each Fund from one year from the effective date of the Fund’s prospectus.  With respect to each Fund, the Board noted the Fund’s projected expense ratio was higher than the average expense ratio of its peer group.  In this regard, the Board also noted Eagle’s representation that the proposed fee rates were comparable to the fee rates that Eagle charges to similarly managed accounts.

With respect to the International Stock Fund, the Board also considered the subadvisory fee rate payable by Eagle to ClariVest under the Agreement. With respect to ClariVest’s subadvisory rate, the Board noted that ClariVest represented that the fee rate schedule is higher than the standard fee rates charged to Comparable Accounts managed by ClariVest, but the Board also noted ClariVest’s representation that it does not manage any mutual fund with a comparable investment strategy.

With respect to the Capital Appreciation Fund, the Board considered the subadvisory fee rate payable by Eagle to ClariVest under the Agreement. With respect to ClariVest’s subadvisory rate, the Board noted that ClariVest represented that the fee rate schedule is lower than the standard fee rates charged to Comparable Accounts managed by ClariVest for the first $50 million in assets, but higher than the standard fee rate on assets exceeding $50 million.  The Board also noted ClariVest’s representation that it charges a lower fee rate to a comparable mutual fund for which ClariVest subadvises a portion of the Fund’s portfolio, but provides fewer services.

Costs, Profitability and Economies of Scale  |  The Board evaluated Eagle’s projected costs, profitability and losses in providing services to each Fund.  The Board noted that Eagle’s projected profits and losses related to the services it will provide to the Funds are reasonable in light of Eagle’s costs in providing services to the Funds, and that Eagle will manage assets in the Small Cap Stock Fund and provide a comprehensive compliance program for each Fund.

The Board considered that each Fund’s management fee rate structure provides for breakpoints, which is a reduction of the applicable fee rate as assets increase.  The Board also considered that each Fund may benefit from economies of scale, and shareholders may realize such economies of scale, through (1) reduced advisory fees achieved when the Fund’s asset size reaches breakpoints in the fee schedule instituted by Eagle; (2) increased services to the Fund; or (3) allocation of fixed fund expenses over a large asset size.

With respect to the International Stock Fund and the Capital Appreciation Fund, the Board evaluated ClariVest’s projected costs, profitability and losses in providing services to each Fund.  The Board noted that ClariVest’s projected profits and losses related to the services it will provide to each Fund are reasonable in light of ClariVest’s costs in providing services to the Fund, and that ClariVest will manage the Fund’s assets. The Board also noted that Eagle may benefit from ClariVest providing subadvisory services to the Funds if Eagle’s ownership of ClariVest increases in the future.

Benefits  |  In evaluating compensation, the Board considered other benefits that may be realized by ClariVest, Eagle and their respective affiliates from their relationships with the Funds.  In this connection, the Board noted, among other things, that Eagle will be responsible for serving as administrator for the Funds and oversight of each Fund’s service providers and subadvisers, and will receive compensation for acting in these capacities.  The Board noted that Eagle and its affiliates have entered into revenue sharing and services agreements with ClariVest and certain third parties for marketing support, promotion and/or shareholder services.

The Board also recognized that Eagle Fund Distributors, Inc. (“Distributor”), a subsidiary of Eagle, will serve as the principal underwriter and distributor for the Funds, and as such, will receive Rule 12b-1 payments from the Funds to compensate the Distributor for providing services and distribution activities.  These activities could lead to growth in each Fund’s assets and the corresponding benefits of that growth, including economies of scale and greater diversification.  In addition, other affiliates of Eagle have entered into agreements with the Distributor to sell fund shares and receive compensation from the Distributor.

The Board noted that ClariVest may engage in soft dollar transactions in connection with transactions on behalf of the Capital Appreciation Fund and International Stock Fund. In this regard, the Board considered Eagle’s and ClariVest’s process for selecting broker-dealers and for engaging in soft dollar transactions.  The Board also considered that ClariVest’s fixed costs in providing advisory services would be spread across a larger client base.

Conclusions  |  Based on these considerations, the Board concluded with respect to each Fund that: (1) the Fund was reasonably likely to benefit from the nature, quality and extent of Eagle’s and ClariVest’s services, as applicable to the Fund; (2) the performance of the Comparable Accounts was satisfactory in light of all the factors considered by the Board; (3) the fees to be payable under the Agreements and profits and losses projected by Eagle and ClariVest were reasonable in the context of all the factors considered by the Board; and (4) the proposed advisory and subadvisory fee rate structures are reasonable.  With respect to the International Stock Fund and Small Cap Stock Fund, the Board also concluded that the proposed advisory fee rate structure provides each Fund’s shareholders with reasonable benefits associated with economies of scale.  With respect to the Capital Appreciation Fund, the Board also concluded that there would be no change to the Fund’s advisory fee rate structure.  Based on these conclusions and other factors, the Board determined in its business judgment to approve the Agreements between the International Stock Fund and Small Cap Stock Fund and Eagle, and ClariVest and Eagle with respect to the International Stock Fund and the Capital Appreciation Fund.

Item 12. Exhibits

(a)(2)          The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(b)              The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Trust has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EAGLE SERIES TRUST
Date: July 1, 2013

/s/ Susan L. Walzer Susan L. Walzer Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Trust and in the capacities and on the dates indicated.

EAGLE SERIES TRUST
Date: July 1, 2013

/s/ Susan L. Walzer Susan L. Walzer Principal Executive Officer

Date: July 1, 2013

/s/ Carolyn Gill Carolyn Gill Principal Financial Officer